WARRANTS (Details Narrative) - USD ($)				3 Months Ended		12 Months Ended
	Oct. 21, 2024	Aug. 05, 2024	Mar. 08, 2024	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Feb. 25, 2025
Warrants to purchase common stock	61,448
Warrants exercise price	$ 1.50			$ 2.74		$ 2.95
Proceeds from warrant exercised				$ 1,171,169		$ 1,371,147
Common stock issued	2,048,294
Common stock, par value per share	$ 0.007			$ 0.007		$ 0.007	$ 0.007
Common Warrant Shares [Member]
Warrants to purchase common stock	2,662,782
Warrants exercise price	$ 1.50
Investor [Member] | Registered Direct Offering [Member]
Common stock issued			1,600,000
Investor [Member] | Private Placement Warrants [Member]
Warrants to purchase common stock			1,600,000
Warrants exercise price			$ 1.64
Investor [Member] | Placement Agent [Member]
Warrants to purchase common stock			32,000
Institutional Investor [Member] | Securities Purchase Agreement [Member]
Warrants to purchase common stock		49,862
Warrants exercise price		$ 1.50
Institutional Investor [Member] | Registered Direct Offering [Member] | Securities Purchase Agreement [Member]
Common stock issued		360,000
Institutional Investor [Member] | Private Placement Warrants [Member] | Securities Purchase Agreement [Member]
Warrants to purchase common stock		450,000
Warrants exercise price		$ 1.50
Warrant [Member]
Warrants to purchase common stock				12,873,602		12,298,124	4,649,952
Warrants exercise price				$ 2.74		$ 2.95	$ 2.95	$ 0.85
Warrants exercised				2,438,473		1,066,767	0
Proceeds from warrant exercised				$ 1,414,314	$ 0	$ 1,343,390	$ 0
Warrant [Member] | Maximum [Member]
Warrants to purchase shares								87,785
October Warrants [Member]
Warrants exercise price								$ 0.58
October Warrants [Member] | Maximum [Member]
Warrants to purchase shares								1,136,391
August Warrants [Member]
Warrants exercise price								$ 0.58
August Warrants [Member] | Maximum [Member]
Warrants to purchase shares								1,302,082
Unregistered Common Stock Purchase Warrants [Member]
Warrants exercise price								$ 0.85
Fair value adjustment of warrants				601,752
Proceeds from issuance of warrants				104,153
Unregistered Common Stock Purchase Warrants [Member] | Placement Agent Warrants [Member]
Adjustment of warrants granted for services				$ 31,422
Unregistered Common Stock Purchase Warrants [Member] | Maximum [Member]
Warrants to purchase shares								2,926,166
Tradeable Warrant [Member]
Warrants to purchase shares				1,601,259		1,601,255
Non-Tradeable Warrant [Member]
Warrants to purchase shares				3,269,791		2,704,458
Existing Warrant [Member]
Warrants exercise price		1.64
Existing warrants		$ 1.25
Existing Warrant [Member] | Three Existing Accredited Investors [Member]
Warrants to purchase shares		1,041,667
New Warrant [Member]
Warrants exercise price		$ 1.50
Warrants to purchase shares		1,302,082
Warrants expire		5 years
Additional paid-in capital for the exercised warrants		$ 27,757